Label	Element	Value
Direxion Daily AI and Big Data Bear 2X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(200.00%)
Direxion Daily AI and Big Data Bear 2X ETF | Intel Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily AI and Big Data Bear 2X ETF | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily AI and Big Data Bear 2X ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Direxion Daily AI and Big Data Bear 2X ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.60%
Direxion Daily AI and Big Data Bear 2X ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.50%
Direxion Daily AI and Big Data Bear 2X ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Direxion Daily AI and Big Data Bear 2X ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
Direxion Daily AI and Big Data Bear 2X ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.30%
Direxion Daily AI and Big Data Bear 2X ETF | Broadcom, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Direxion Daily AI and Big Data Bear 2X ETF | CoreWeave, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily AI and Big Data Bear 2X ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.50%
Direxion Daily AI and Big Data Bear 2X ETF | Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	21.00%
Direxion Daily AI and Big Data Bear 2X ETF | Interactive Media & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.30%
Direxion Daily AI and Big Data Bear 2X ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.80%
Direxion Daily AI and Big Data Bear 2X ETF | IT Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.90%
Direxion Daily AI and Big Data Bear 2X ETF | Broadline Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.80%
Direxion Daily AI and Big Data Bear 2X ETF | Communications Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Direxion Daily AI and Big Data Bear 2X ETF | Life Sciences Tools & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Direxion Daily AI and Big Data Bear 2X ETF | Professional Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Direxion Daily AI and Big Data Bear 2X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(200.00%)